Stock-based Compensation - Option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Number of Options
Outstanding beginning			5,509,379	5,435,629	5,509,379	5,509,379
Granted	397,940	0		397,940	3,352	25,000
Exercised			(5,000)	(18,618)		(63,750)
Forfeited/expired				(5,177)		(35,000)
Options assumed from Cara upon Merger closing				113,487
Outstanding ending	1,216,642			1,216,642		5,435,629	5,509,379
Options exercisable	760,787			760,787		4,582,807
Vested and expected to vest outstanding	1,216,642			1,216,642		5,435,629
Weighted-Average Exercise Price
Weighted-average exercise price outstanding beginning			$ 0.43	$ 3.21	$ 0.43	$ 0.43
Granted				17.04		0.92
Exercised				22.8		0.08
Forfeited/expired				29.35		0.82
Options assumed from Cara upon Merger closing				319.8
Weighted-average exercise price outstanding ending	$ 36.86			36.86		3.21	$ 0.43
Options exercisable	49.61			49.61		0.38
Vested and expected to vest outstanding	$ 36.86			$ 36.86		$ 0.43
Weighted-Average Remaining Contractual Term and Intrinsic Value
Weighted-average remaining contractual term (in years)				6 years 7 months 6 days		6 years 21 days	7 years 14 days
Options exercisable term				4 years 10 months 17 days		5 years 9 months 10 days
Vested and expected to vest term				6 years 7 months 6 days		6 years 21 days
Outstanding intrinsic value	$ 17,037			$ 17,037		$ 2,914	$ 2,699
Options exercisable intrinsic value	13,512			13,512		2,700
Vested and expected to vest intrinsic value	$ 17,037			$ 17,037		$ 2,914